Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Stock-Based Compensation [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value [Table Text Block]
For the year ended December 31,	2016	2015
Weighted average fair value per option	$2.80	$2.66
Expected term	5 years	5 years
Risk-free interest rate	0.66%	0.73%
Expected dividend yield	4.08%	3.65%
Expected volatility	15.45%	14.58%

Schedule of Stock Options Roll Forward [Table Text Block]
	Total Options		Non-Vested Options(1)
	Number of Options	Weighted average exercise price per share	Number of Options	Weighted average grant date fair-value
Outstanding as at December 31, 2015	2,927,068	$33.07	1,453,486	$2.64
Granted	615,100	46.19	615,100	2.80
Exercised	(622,168)	25.65	N/A	N/A
Forfeited	-	-	(548,461)	2.68
Options outstanding December 31, 2016	2,920,000	$37.42	1,520,125	$2.69
Options exercisable December 31, 2016 (2)(3)	1,399,875	$33.35
(1) As at December 31, 2016 there was $3 million of unrecognized compensation related to stock options not yet vested which is expected to be recognized over a weighted average period of approximately 2.4 years (2015 - $3 million, 2.3 years).
(2) As at December 31, 2016, the weighted average remaining term of vested options was 5.7 years with an aggregate intrinsic value of $17 million (2015 - 5.3 years, $21 million).
(3) As at December 31, 2016 the fair value of options that vested in the year was $2 million (2015 - $1 million).

Schedule of Unvested Restricted Stock Units Roll Forward [Table Text Block]
	Employee DSU	Weighted Average Grant Date Fair Value	Director DSU	Weighted Average Grant Date Fair Value
Outstanding as at December 31, 2015	606,646	$26.27	362,750	$31.36
Granted including DRIP	74,855	37.60	69,429	43.67
Exercised	(570)	46.58	(36,381)	27.42
Outstanding and exercisable as at December 31, 2016	680,931	$27.50	395,798	$33.88

	Employee PSU	Weighted Average Grant Date Fair Value	Aggregate intrinsic value
Outstanding as at December 31, 2015	497,496	$34.50	$21.5
Granted including DRIP	280,950	40.60
Exercised	(208,999)	34.39
Forfeited	(8,567)	37.54
Outstanding as at December 31, 2016	560,880	$37.55	$25.5